Short-Term and Long-Term Borrowings (Details Textual) ¥ in Millions			1 Months Ended										12 Months Ended
		Mar. 09, 2017	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Jul. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)	Sep. 28, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CNY (¥)	Jul. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Feb. 28, 2017 USD ($)	Jan. 31, 2017 CNY (¥)	Oct. 31, 2016 CNY (¥)
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan						$ 4,436,680							$ 2,888,053	$ 4,436,680
Long-term borrowing						1,801,887							7,203,357	1,801,887
Long-term Borrowing [Member]
Short-Term and Long-Term Borrowings (Textual)
Long-term borrowing													929,141
Long-term borrowing due													200,000
Land use rights [Member]
Short-Term and Long-Term Borrowings (Textual)
Collateral pledged for bank loans						8,442,532							7,821,842	8,442,532
Property and buildings [Member]
Short-Term and Long-Term Borrowings (Textual)
Collateral pledged for bank loans						15,620,048							14,071,515	15,620,048
Agricultural Bank of China [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan						$ 11,831,148							8,622,194	$ 11,831,148
Effective interest rate						5.30%								5.30%				5.30%
Repaid amount													$ 11,831,148
Term of debt instrument			36 months	36 months							18 months		36 months
Interest rate, description				The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 13% of the prevailing interest rate.							The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 6% of the prevailing interest rate.		The effective rates were 5.37% and 5.23% per annum.
Long-term borrowing	[1]					$ 137,088							$ 5,815,982	$ 137,088
Line of credit			$ 3,344,190	$ 2,471,792							$ 5,903,723					¥ 23.0	¥ 17.0						¥ 41.0
Line of credit, description														The line of credit is effective for the period from first day of loan to 18 months after the first day of loan.
Agricultural Bank of China [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate						4.57%							4.57%	4.57%	4.57%			4.57%
Term of debt instrument														6 months
Agricultural Bank of China [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate						4.90%							5.15%	4.90%	5.15%			4.90%
Term of debt instrument														12 months
Agricultural Bank of China [Member] | Short Term Borrowing Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan																					$ 691,520
Effective interest rate																					5.66%
Guaranty company charges																					2.00%
China Merchants Bank [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan						$ 4,500,000		$ 4,500,000	$ 4,500,000	$ 4,500,000			$ 6,300,000	$ 4,500,000	¥ 43.4			¥ 29.4	¥ 29.4	¥ 29.4		¥ 29.4
Effective interest rate						6.09%		1.99%	2.67%	6.09%				6.09%				6.09%	1.99%	2.67%		6.09%
Repaid amount													$ 4,586,234
Term of debt instrument						12 months		6 months	6 months	12 months
China Merchants Bank [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate													2.40%		2.40%
Term of debt instrument													5 months
China Merchants Bank [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate													6.09%		6.09%
Term of debt instrument													12 months
Industrial and Commercial Bank of China [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan						$ 7,092,174							$ 4,557,315	$ 7,092,174
Industrial and Commercial Bank of China [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate						2.14%							3.47%	2.14%	3.47%			2.14%
Term of debt instrument													5 months	5 months
Industrial and Commercial Bank of China [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate						5.00%							5.44%	5.00%	5.44%			5.00%
Term of debt instrument													12 months	12 months
Bank of China [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate						3.30%							3.30%	3.30%	3.30%			3.30%
Term of debt instrument													3 months	3 months
Bank of China [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate						5.01%							5.01%	5.01%	5.01%			5.01%
Term of debt instrument													12 months	12 months
East West Bank [Member]
Short-Term and Long-Term Borrowings (Textual)
Long-term borrowing	[2]					$ 916,667							$ 729,141	$ 916,667
East West Bank [Member] | Long-term Borrowing [Member]
Short-Term and Long-Term Borrowings (Textual)
Interest expense													47,955	14,942
East West Bank [Member] | Loan Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Long-term borrowing													729,141
Line of credit, description		Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. Fuling USA is required to make a restricted deposit of $73,336 for one year with an initial interest rate of 4.19% per annum. The restricted deposit was increased to $121,639 in June 2018. The agreement requires Fuling USA to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.25 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Fuling USA's compliance with these covenants will be reviewed semi-annually at December 31th and December 31th. Fuling USA was in compliance as of December 31, 2018. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both April 2017 loan and December 2017 loan require interest only payment for the first year and require interest and principal payments for years from second year to sixth year. The effective rate was 4.11% per annum.
Postal Savings Bank of China [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan					$ 987,881	$ 1,071,593	$ 2,975,004							$ 1,071,593
Effective interest rate					2.95%	4.15%	2.65%							4.15%				4.15%
Term of debt instrument					12 months	5 months	12 months
Pennsylvania Industrial Development Authority [Member]
Short-Term and Long-Term Borrowings (Textual)
Interest rate percentage												1.75%
Collateral pledged for bank loans												$ 1,720,000
Loan agreement												$ 937,600
Long-term borrowing	[3]					$ 748,132							658,234	$ 748,132
Pennsylvania Industrial Development Authority [Member] | Loan Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Useful life of machinery and equipment												10 years
Long-term borrowing													748,132
Long-term borrowing due													$ 89,898

[1]	In June 2018, Taizhou Fuling entered into two buyer's credit Loan Agreements with Agriculture Bank of China Limited for total of $2,471,792 (RMB 17 million) for 36 months. In July 2018, Taizhou Fuling entered into three buyer's credit Loan Agreements with Agriculture Bank of China Limited for total of $3,344,190 (RMB 23 million) for 36 months. The loan bears variable interest rates based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 13% of the prevailing interest rate. As of December 31, 2018, the amount of long-term borrowing was $5,815,982, and the effective rates were 5.37% and 5.23% per annum. The line of credit's purpose is for inventory purchase. The line of credit is effective for the period from first day of loan to 36 months after the first day of loan. On October 31, 2016, Fuling USA entered into a buyer's credit Loan Agreement with Agricultural Bank of China Limited for a line of credit in the amount of $5,903,723 (RMB 41 million) for 18 months. The loan bears a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 6% of the prevailing interest rate. As of December 31, 2017, the amount of long-term borrowing was $137,088, and the effective rate was 5.30% per annum. The line of credit's purpose is to acquire equipment. China Export & Credit Insurance Corporation provides insurance for the line of credit. The line of credit is effective for the period from first day of loan to 18 months after the first day of loan. As of December 31, 2018, this loan was fully repaid in full upon maturity.
[2]	On March 9, 2017, Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. Fuling USA is required to make a restricted deposit of $73,336 for one year with an initial interest rate of 4.19% per annum. The restricted deposit was increased to $121,639 in June 2018. The agreement requires Fuling USA to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.25 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Fuling USA's compliance with these covenants will be reviewed semi-annually at December 31th and December 31th. Fuling USA was in compliance as of December 31, 2018. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both April 2017 loan and December 2017 loan require interest only payment for the first year and require interest and principal payments for years from second year to sixth year. The effective rate was 4.11% per annum. As of December 31, 2018, the amount of long-term borrowing was $929,141, and it consists of $200,000 of which is due within a year and $729,141 which is due over a year.
[3]	On September 28, 2016, Fuling USA entered into a ten-year Machinery and Equipment Loan Agreement with the Pennsylvania Industrial Development Authority for $937,600, with fixed interest rate of 1.75%. This loan has been collateralized by the machinery and equipment, worth approximately $1.72 million. As of December 31, 2018, the amount of long-term borrowing was $748,132, and it consists of $89,898 of which is due within a year and $658,234 that is due over a year.